Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Summary of RSU Activity
The following is a summary of RSU activity for the three and nine months ended September 30, 2021.

	For the three months ended September 30, 2021		For the nine months ended September 30, 2021
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested - beginning of period	3,076,335	$7.75	—	$—
Granted	—	7.75	3,193,510	7.75
Vested 1	(720)	7.75	(5,890)	7.75
Forfeited	(160,200)	7.75	(272,205)	7.75

Unvested - end of period	2,915,415		2,915,415

1
Comprised of 4,000
shares granted to non-employee members of the board of directors that immeditately vested on the date of grant, and 1,890 RSUs
that vested in 2021 pursuant to the terms of the 2020 Plan.